Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 24, 2012 Common Stock [Member]	Feb. 24, 2012 Class B Common Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			28,359,924	4,660,931
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Public Float		$ 1,712,000,000

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,977,759	[1]	$ 2,844,595	[1]	$ 2,001,815
Cost of sales	2,249,465		2,171,354		1,520,983
Gross profit	728,294		673,241		480,832
Selling, general and administrative expenses	529,244		507,669		399,772
Operating income	199,050		165,572		81,060
Interest expense, net	4,458		3,490		2,731
Income before income taxes	194,592		162,082		78,329
Income taxes	56,850		50,360		26,756
Net income	137,742		111,722		51,573
Less: net income attributable to noncontrolling interest	47,292		30,962		8,259
Net income attributable to Watsco, Inc.	$ 90,450		$ 80,760		$ 43,314
Earnings per share for Common and Class B common stock:
Basic	$ 2.75	[2]	$ 2.49	[2]	$ 1.42
Diluted	$ 2.74	[2]	$ 2.49	[2]	$ 1.4

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,673	$ 126,498
Accounts receivable, net	327,664	305,088
Inventories	465,349	391,925
Other current assets	19,491	14,493
Total current assets	828,177	838,004
Property and equipment, net	39,455	31,221
Goodwill	319,440	303,703
Intangible assets, net	75,366	56,627
Other assets	5,710	7,672
Total assets	1,268,148	1,237,227
Current liabilities:
Current portion of long-term obligations	19	72
Borrowings under revolving credit agreements (Note 5)	20,000
Accounts payable	127,359	182,185
Accrued expenses and other current liabilities	75,661	83,748
Total current liabilities	223,039	266,005
Long-term obligations:
Borrowings under revolving credit agreements (Note 5)		10,000
Other long-term obligations, net of current portion		16
Total long-term obligations		10,016
Deferred income taxes and other liabilities	43,399	32,310
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	493,519	472,883
Accumulated other comprehensive loss, net of tax	(352)	(593)
Retained earnings	404,360	387,186
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock in 2011 and 2010	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	802,790	764,461
Noncontrolling interest	198,920	164,435
Total shareholders' equity	1,001,710	928,896
Total liabilities and shareholders' equity	1,268,148	1,237,227
Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	17,338	17,223
Class B Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,350	$ 2,187

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares, issued	34,676,359	34,447,037
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares, issued	4,699,895	4,373,301
Treasury stock, shares	48,263	48,263

Consolidated Statements Of Shareholder's Equity (USD $) In Thousands, except Share data	Common Stock, Class B Common Stock And Preferred Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2008	$ 17,349	$ 282,636	$ (1,125)	$ 386,225	$ (114,425)		$ 570,660
Beginning balance, shares at Dec. 31, 2008	28,325,638
Net income				43,314		8,259	51,573
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			304				304
Comprehensive income							51,877
Retirement of common stock	(103)	(9,335)					(9,438)
Retirement of common stock, shares	(206,029)
Common stock contribution to 401(k) plan	17	1,280					1,297
Common stock contribution to 401(k) plan, shares	33,779						33,779
Stock issuances from exercise of stock options and employee stock purchase plan	412	11,885					12,297
Stock issuances from exercise of stock options and employee stock purchase plan, shares	823,320
Excess tax benefit from share-based compensation		9,589					9,589
Issuances of non-vested (restricted) shares of common stock	43	(43)
Issuances of non-vested (restricted) shares of common stock, shares	86,635
Forfeitures of non-vested (restricted) shares of common stock	(3)	3
Forfeitures of non-vested (restricted) shares of common stock, shares	(5,168)
Share-based compensation		5,264					5,264
Cash dividends declared on Common and Class B common stock				(57,085)			(57,085)
Fair value increment over carrying value of locations contributed to joint venture		10,768					10,768
Common and Class B common stock issued for joint venture	1,540	149,516					151,056
Common and Class B common stock issued for joint venture, shares	3,080,469
Fair value of noncontrolling interest						108,883	108,883
Share of carrying value of our locations contributed to joint venture						12,448	12,448
Non-cash capital contribution of inventory by noncontrolling interest						32,000	32,000
Distributions to noncontrolling interest						(4,808)	(4,808)
Ending balance at Dec. 31, 2009	19,255	461,563	(821)	372,454	(114,425)	156,782	894,808
Ending balance, shares at Dec. 31, 2009	32,138,644
Net income				80,760		30,962	111,722
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			228				228
Comprehensive income							111,950
Retirement of common stock	(38)	(4,329)					(4,367)
Retirement of common stock, shares	(75,721)
Common stock contribution to 401(k) plan	5	484					489
Common stock contribution to 401(k) plan, shares	9,975						9,975
Stock issuances from exercise of stock options and employee stock purchase plan	134	7,182					7,316
Stock issuances from exercise of stock options and employee stock purchase plan, shares	268,827
Excess tax benefit from share-based compensation		2,862					2,862
Issuances of non-vested (restricted) shares of common stock	67	(67)
Issuances of non-vested (restricted) shares of common stock, shares	135,000
Forfeitures of non-vested (restricted) shares of common stock	(13)	13
Forfeitures of non-vested (restricted) shares of common stock, shares	(27,300)
Share-based compensation		5,175					5,175
Cash dividends declared on Common and Class B common stock				(66,028)			(66,028)
Distributions to noncontrolling interest						(23,309)	(23,309)
Ending balance at Dec. 31, 2010	19,410	472,883	(593)	387,186	(114,425)	164,435	928,896
Ending balance, shares at Dec. 31, 2010	32,449,425
Net income				90,450		47,292	137,742
Changes in unrealized gains and losses on available-for-sale securities and derivative instrument, net of income taxes			241				241
Comprehensive income							137,983
Retirement of common stock	(5)	(612)					(617)
Retirement of common stock, shares	(10,143)
Common stock contribution to 401(k) plan	14	1,704					1,718
Common stock contribution to 401(k) plan, shares	27,240						27,240
Stock issuances from exercise of stock options and employee stock purchase plan	69	5,484					5,553
Stock issuances from exercise of stock options and employee stock purchase plan, shares	139,717
Excess tax benefit from share-based compensation		859					859
Issuances of non-vested (restricted) shares of common stock	215	(215)
Issuances of non-vested (restricted) shares of common stock, shares	429,602
Forfeitures of non-vested (restricted) shares of common stock	(15)	15
Forfeitures of non-vested (restricted) shares of common stock, shares	(30,500)
Share-based compensation							6,663
Share-based compensation		6,340					6,340
Cash dividends declared on Common and Class B common stock				(73,276)			(73,276)
Return of capital contribution to noncontrolling interest						(32,000)	(32,000)
Fair value increment over carrying value of locations contributed to joint venture		7,061					7,061
Fair value of noncontrolling interest						7,708	7,708
Share of carrying value of our locations contributed to joint venture						34,919	34,919
Distributions to noncontrolling interest						(23,434)	(23,434)
Ending balance at Dec. 31, 2011	$ 19,688	$ 493,519	$ (352)	$ 404,360	$ (114,425)	$ 198,920	$ 1,001,710
Ending balance, shares at Dec. 31, 2011	33,005,341

Consolidated Statements Of Shareholder's Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholder's Equity [Abstract]
Cash dividends declared, common stock	$ 2.23	$ 2.04	$ 1.89

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 137,742	$ 111,722	$ 51,573
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,725	10,771	8,533
Share-based compensation	6,663	5,175	5,264
Deferred income tax provision	8,310	12,725	1,972
Provision for doubtful accounts	2,374	3,016	5,934
Non-cash contribution for 401(k) plan	1,718	489	1,297
Loss (gain) on sale of property and equipment	171	(432)	(47)
Excess tax benefits from share-based compensation	(859)	(2,862)	(9,589)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	11,987	(41,250)	67,243
Inventories	(22,489)	21,447	1,204
Accounts payable and other liabilities	(98,611)	28,088	(46,386)
Other, net	2,721	3,910	1,289
Net cash provided by operating activities	61,452	152,799	88,287
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(43,455)	(3,824)	(9,840)
Capital expenditures	(13,925)	(8,421)	(5,912)
Proceeds from sale of property and equipment	737	2,111	249
Net cash used in investing activities	(56,643)	(10,134)	(15,503)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(73,276)	(66,028)	(57,085)
Distributions to noncontrolling interest	(26,469)	(13,644)	(4,808)
Return of capital contribution to noncontrolling interest	(32,000)
Repayments of other long-term obligations	(69)	(729)	(234)
Payment of fees related to revolving credit agreements	(38)		(6,695)
Excess tax benefits from share-based compensation	859	2,862	9,589
Net proceeds from issuances of common stock	5,359	6,042	10,335
Net borrowings (repayments) under revolving credit agreements	10,000	(2,763)	(7,237)
Net cash used in financing activities	(115,634)	(74,260)	(56,135)
Net (decrease) increase in cash and cash equivalents	(110,825)	68,405	16,649
Cash and cash equivalents at beginning of year	126,498	58,093	41,444
Cash and cash equivalents at end of year	$ 15,673	$ 126,498	$ 58,093

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, "Watsco," which may be referred to as we, us or our) was incorporated in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies ("HVAC/R") in the HVAC/R distribution industry. At December 31, 2011 we operated from 542 locations in 38 states, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis of Consolidation

The consolidated financial statements contained in this report include the accounts of Watsco and all of its wholly-owned subsidiaries and include the accounts of two joint ventures with Carrier Corporation ("Carrier"), in each of which Watsco maintains a 60% controlling interest. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Translation and Transactions

Our foreign operations generally consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S dollars. Gains or losses resulting from transactions denominated in other currencies are recognized in income at each reporting date.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventory and income taxes, reserves related to self-insurance programs and valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents

All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents. Cash equivalents at December 31, 2010 included $10,600 of investment grade municipal securities with put options to the issuer of seven days, which were considered to be cash equivalents for purposes of the consolidated financial statements. Such securities were collateralized by a letter of credit issued by the remarketing agent. At December 31, 2011, no municipal securities were held.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables due from customers. Our customers are primarily independent contractors and dealers who service the replacement and new construction markets for residential and light commercial central air conditioning, heating and refrigeration systems. We routinely grant credit to customers to facilitate revenue growth and maintain branch locations for product sales and distribution. When determining whether to grant or increase credit, management considers a number of factors, which include creditworthiness, customer payment history and historical experience with the customer and other information. Consistent with industry practices, we normally require payment from our customers within 30 to 45 days. We record our trade receivables at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer's account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. We typically do not require our customers to provide collateral. Accounts receivable reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. The past due status of an account is determined based on stated payment terms. Upon determination that an account is uncollectible, we write off the receivable balance. At December 31, 2011 and 2010, the allowance for doubtful accounts totaled $12,946 and $6,343, respectively. Although we believe the allowance is sufficient, a declining economic environment could lead to the deterioration in the financial condition of our customers, resulting in an impairment of their ability to make payments and additional allowances may be required.

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out method. As part of the valuation process, inventory reserves are established to state excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise these estimates of earned vendor rebates based on actual purchase levels. At December 31, 2011 and 2010, we have $6,386 and $6,226, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Investments in marketable equity securities of $163 and $157 at December 31, 2011 and 2010, respectively, are included in other assets in our consolidated balance sheets and are classified as available-for-sale. These equity securities are recorded at market using the specific identification method with unrealized holding losses, net of deferred taxes, reported in accumulated other comprehensive loss ("OCL") within shareholders' equity. Dividend and interest income are recognized in the statement of income when earned. At December 31, 2011 and 2010, $352 and $355 of unrealized losses, net of deferred tax benefits of $216 and $217, respectively, was included in accumulated OCL.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than its carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There have been no events or circumstances from the date of our assessment that would impact this conclusion.

Impairment of Long-Lived Assets Other than Goodwill

Long-lived assets, including intangible assets with finite lives, are tested for recoverability when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. The amount of impairment if any, is measured based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset's carrying value. As of December 31, 2011, there were no such events or circumstances.

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Assessment of collection is based on a number of factors, including past transactions, creditworthiness of customers, historical trends and other information. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense amounted to $25,052, $26,646 and $12,106 for the years ended December 31, 2011, 2010 and 2009, respectively.

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses amounted to $30,234, $25,443 and $14,829 for the years ended December 31, 2011, 2010 and 2009, respectively.

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in OCL and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 11, "Derivative Financial Instrument."

Comprehensive Income

Comprehensive income presents a measure of all changes in shareholders' equity except for changes resulting from transactions with shareholders in their capacity as shareholders. Our comprehensive income consists of net income, changes in the unrealized losses on available-for-sale securities and the effective portion of cash flow hedges as discussed in Note 11. The components of comprehensive income are as follows:

Years Ended December 31,	2011	2010	2009
Net income	$137,742	$111,722	$51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)

Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259

Comprehensive income attributable to Watsco, Inc.	$90,691	$80,988	$43,618

Recently Issued Accounting Standards

Presentation of Comprehensive Income

In June 2011, the FASB issued guidance that requires companies to present net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of shareholders' equity. In addition, in December 2011, the FASB issued guidance that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. This guidance will be applied retrospectively and will be effective for our interim and annual reporting periods beginning after December 15, 2011. We expect to include in our filings, when applicable, new primary consolidated statements of other comprehensive income which will immediately follow our consolidated statements of income.

Goodwill Impairment Testing

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for annual and interim impairment tests after December 15, 2011. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,045	4,775	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,405	$75,985	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Basic earnings per share for Common and Class B common stock	$2.75	$2.49	$1.42
Allocation of earnings for Basic:
Common stock	$76,574	$68,856	$35,963
Class B common stock	7,831	7,129	4,031

	$84,405	$75,985	$39,994

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,042	4,772	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,408	$75,988	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Effect of dilutive stock options	75,085	111,396	298,162

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	30,753,291	30,578,608	28,521,437

Diluted earnings per share for Common and Class B common stock	$2.74	$2.49	$1.40

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year and adjusts for the dilutive effects of outstanding stock options using the treasury stock method; therefore, no allocation of earnings to Class B common stock is required. As of December 31, 2011, 2010 and 2009, our outstanding Class B common stock was convertible into 2,846,334, 2,858,592 and 2,844,935 shares of our Common stock, respectively.

Diluted earnings per share excluded 33,511, 129,641 and 217,832 shares for the years ended December 31, 2011, 2010 and 2009, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.

Supplier Concentration	12 Months Ended
Dec. 31, 2011
Supplier Concentration [Abstract]
Supplier Concentration

3. SUPPLIER CONCENTRATION

We have four key suppliers of HVAC/R equipment products. Purchases from these four suppliers comprised 71%, 72% and 66% of all purchases made in 2011, 2010 and 2009, respectively, with the largest supplier, Carrier and its affiliates, accounting for 54%, 52% and 41% of all purchases made in each of the years ended December 31, 2011, 2010 and 2009, respectively. Any significant interruption by Carrier or the other key suppliers in the delivery of products could impair our ability to maintain current inventory levels or a termination of a distribution agreement could disrupt the operations of certain subsidiaries and could materially impact our consolidated results of operations and consolidated financial position. See Note 14.

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

4. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2011	2010
Land	$1,388	$1,388
Buildings and improvements	42,408	34,521
Machinery, vehicles and equipment	52,636	48,821
Furniture and fixtures	15,049	13,765

	111,481	98,495
Less: accumulated depreciation and amortization	(72,026)	(67,274)

	$39,455	$31,221

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses amounted to $9,364, $8,832 and $7,342 for the years ended December 31, 2011, 2010 and 2009, respectively.

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

5. DEBT

Watsco Revolving Credit Agreement

We maintain a bank-syndicated, unsecured revolving credit agreement that provides for borrowings of up to $300,000. Borrowings are used to fund seasonal working capital needs and for other general corporate purposes, including acquisitions, dividends, stock repurchases and issuances of letters of credit. Included in the facility are a $25,000 swingline subfacility and a $50,000 letter of credit subfacility. Borrowings bear interest at primarily LIBOR-based rates plus a spread which ranges from 37.5 to 112.5 basis-points depending upon our ratio of total debt to EBITDA (LIBOR plus 40 basis-points at December 31, 2011). We pay a variable commitment fee on the unused portion of the commitment, ranging from 7.5 to 20 basis-points (8 basis-points at December 31, 2011). Alternatively, we may elect to have borrowings bear interest at the Prime Rate or the Federal Funds Rate plus our spread. At December 31, 2011 and 2010, $20,000 and $10,000 were outstanding under this revolving credit agreement, respectively. The credit agreement matures in August 2012 and, accordingly, borrowings outstanding under the credit agreement are classified as current liabilities in our consolidated balance sheet at December 31, 2011. We have obtained indicative term sheets at competitive rates and terms and intend to refinance this bank-syndicated, unsecured revolving credit agreement prior to its maturity however, there is no assurance that we will be able to refinance with the same terms and conditions.

In July 2009, we amended our credit agreement to allow for the consummation of the first joint venture with Carrier, Carrier Enterprise, LLC ("Carrier Enterprise I"). We paid an amendment fee of $5,483, which is being amortized ratably through the maturity of the facility in August 2012. All other significant terms and conditions remained the same, including capacity, pricing and covenant structure.

The revolving credit agreement contains customary affirmative and negative covenants including financial covenants with respect to consolidated leverage and interest coverage ratios, limits on capital expenditures, dividends and share repurchases, and other restrictions. We believe we were in compliance with all covenants and financial ratios at December 31, 2011.

Carrier Enterprise I Revolving Credit Agreement

Carrier Enterprise I maintains a separate bank-syndicated, secured revolving credit agreement that provides for borrowings of up to $125,000. Effective July 1, 2011, Carrier Enterprise I's standard payment terms with Carrier for inventory purchases accelerated. As a result of this change, on July 26, 2011 we amended the revolving credit agreement to increase available borrowings to $125,000 from $75,000. All other terms and conditions of the credit facility remained the same. Borrowings under the credit facility are used for general corporate purposes, including working capital and permitted acquisitions. Included in the facility are a $15,000 swing loan subfacility and a $5,000 letter of credit subfacility. Borrowings bear interest at primarily LIBOR-based rates plus a spread which ranges from 275 to 325 basis-points depending upon Carrier Enterprise I's ratio of total debt to EBITDA (LIBOR plus 275 basis-points at December 31, 2011). Carrier Enterprise I pays a fixed commitment fee on the unused portion of the commitment of 50 basis-points. Alternatively, Carrier Enterprise I has the option to elect to have borrowings bear interest at the higher of the Prime Rate, the Federal Funds Rate plus 50 basis-points or a LIBOR-based rate plus 150 basis-points. The credit facility is secured by substantially all tangible and intangible assets of Carrier Enterprise I. At December 31, 2011 and 2010, no borrowings were outstanding under this credit facility. The credit agreement matures in July 2012. We have obtained indicative term sheets at competitive rates and terms and intend to refinance, on an unsecured basis, this bank-syndicated revolving credit agreement prior to its maturity however, there is no assurance that we will be able to refinance with the same terms and conditions. Carrier Enterprise I paid fees of $1,212 in connection with entering into the credit agreement, which are being amortized ratably through the maturity of the facility in July 2012.

The Carrier Enterprise I revolving credit agreement contains customary affirmative and negative covenants and representations and warranties, including compliance with a monthly borrowing base certificate with advance rates on accounts receivable and inventory, two financial covenants with respect to its leverage and interest coverage ratios, limits on capital expenditures and cash distributions, and other restrictions. We believe Carrier Enterprise I was in compliance with all covenants and financial ratios at December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

6. INCOME TAXES

The components of income tax expense from our wholly-owned operations and investments and our 60% controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2011	2010	2009
U.S. Federal	$50,197	$44,845	$24,308
State	6,338	5,515	2,448
Foreign	315	—	—

	$56,850	$50,360	$26,756

Current	$48,540	$37,635	$24,784
Deferred	8,310	12,725	1,972

	$56,850	$50,360	$26,756

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and investments and 60% of income attributable to our joint ventures with Carrier, which are taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.1	3.0	2.8
Tax effects on foreign income	(0.1)	—	—

Effective income tax rate attributable to Watsco, Inc.	38.0	38.0	37.8
Taxes attributable to noncontrolling interest	(8.8)	(6.9)	(3.6)

Effective income tax rate	29.2%	31.1%	34.2%

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2011	2010
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,966	$2,183
Allowance for doubtful accounts	1,634	1,122
Other current deferred tax assets	979	845
Self-insurance reserves	769	1,523

Total current deferred tax assets (1)	6,348	5,673

Long-term deferred tax assets:
Share-based compensation	11,688	9,890
Other long-term deferred tax assets	1,021	834
Net operating loss carryforwards	648	1,338
Unrealized loss on derivative instruments	—	152

	13,357	12,214
Valuation allowance	(423)	(1,117)

Total long-term deferred tax assets (2)	12,934	11,097

Long-term deferred tax liabilities:
Deductible goodwill	(46,057)	(37,567)
Depreciation	(2,500)	(20)
Other long-term deferred tax liabilities	(1,141)	(1,142)

Total long-term deferred tax liabilities (2)	(49,698)	(38,729)

Net deferred tax liabilities	$(30,416)	$(21,959)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

U.S. income taxes have not been provided on the undistributed earnings of international subsidiaries, as those earnings are considered to be permanently reinvested in the operations of those subsidiaries.

Management has determined that $423 and $1,117 of valuation allowance was necessary at December 31, 2011 and 2010, respectively, to reduce the deferred tax assets to the amount that will more likely than not be realized. At December 31, 2011, there were state and other net operating loss carryforwards of $9,491, which expire in varying amounts from 2012 through 2031. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2011.

We are subject to U.S. federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to U.S. federal tax examinations for tax years prior to 2008. For the majority of states, we are no longer subject to tax examinations for tax years prior to 2007.

As of December 31, 2011 and 2010, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $2,424 and $1,889, respectively. Of these totals, $1,773 and $1,419, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2011 and 2010, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $495 and $379, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The change in gross unrecognized tax benefits during 2011 and 2010 is as follows:

Gross balance at January 1, 2010	$1,990
Additions based on tax positions related to the current year	197
Reductions due to lapse of applicable statute of limitations	(298)

Gross balance at December 31, 2010	1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	$2,424

Share-Based Compensation And Benefit Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Share-Based Compensation And Benefit Plans

7. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plans

We have two share-based compensation plans for employees. The 2001 Incentive Compensation Plan (the "2001 Plan") provides for the award of a broad variety of share-based compensation alternatives such as non-qualified stock options, incentive stock options, non-vested (restricted) stock, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2001 Plan consist of non-qualified stock options and non-vested (restricted) stock. Under the 2001 Plan, awards for an aggregate of 4,000,000 shares of Common and Class B common stock may be granted. A total of 1,839,419 shares of Common stock, net of cancellations and 1,577,298 shares of Class B common stock, net of cancellations have been awarded under the 2001 Plan as of December 31, 2011. There were 583,290 shares of common stock reserved for future grants as of December 31, 2011 under the 2001 Plan. There were 385,150 options of common stock outstanding under the 2001 Plan at December 31, 2011. Options under the 2001 Plan vest over two to five years of service and have contractual terms of five to ten years.

Awards of non-vested (restricted) stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally the employee's respective retirement age. Vesting may be accelerated in certain circumstances prior to the original vesting date.

We also maintain the 1991 Stock Option Plan (the "1991 Plan"), which expired during 2001; therefore, no additional options may be granted. There are no options of common stock outstanding under the 1991 Plan at December 31, 2011.

A summary of stock option activity under the 2001 Plan and 1991 Plan as of December 31, 2011, and changes during 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2011	493,000	$43.80
Granted	70,000	62.75
Exercised	(126,100)	37.46
Forfeited	(34,000)	49.92
Expired	(17,750)	64.56

Options outstanding at December 31, 2011	385,150	$47.82	2.76	$6,892

Options exercisable at December 31, 2011	150,734	$34.30	1.54	$4,727

The weighted-average grant date fair value of stock options granted during 2011, 2010 and 2009 was $12.31, $11.45 and $9.93, respectively. The total intrinsic value of stock options exercised during 2011, 2010 and 2009 was $4,724, $6,559 and $11,555, respectively. The fair value of stock options that vested during 2011, 2010 and 2009 was $475, $597 and $3,750, respectively.

A summary of non-vested (restricted) stock activity as of December 31, 2011, and changes during 2011, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2011	1,872,291	$31.47
Granted	429,602	63.87
Vested	(9,445)	50.71
Forfeited	(30,500)	54.64

Non-vested (restricted) stock outstanding at December 31, 2011	2,261,948	$37.23

The weighted-average grant date fair value of non-vested (restricted) stock granted during 2011, 2010 and 2009 was $63.87, $49.43 and $49.62, respectively. The fair value of non-vested stock that vested during 2011, 2010 and 2009 was $672, $3,609 and $1,460, respectively.

During 2011, 2010 and 2009, 2,527 shares of Common stock with an aggregate fair market value of $180, 19,678 shares of Common stock with an aggregate fair market value of $1,155 and 601 shares of Common stock with an aggregate fair market value of $23, respectively, were delivered as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of non-vested (restricted) stock. These shares were retired upon delivery. At December 31, 2011, we were obligated to issue 58,301 shares of non-vested (restricted) Class B common stock under an executive compensation agreement. We issued these non-vested (restricted) shares of Class B common stock in the first quarter of 2012.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures within the valuation model. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we estimate provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2011	2010	2009
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%

Share-Based Compensation Expense

Share-based compensation expense included in selling, general and administrative expenses amounted to $6,663, $5,175 and $5,264 for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash received from Common stock issued as a result of stock options exercised during 2011, 2010 and 2009 was $4,530, $5,285 and $9,592, respectively. During 2011, 2010 and 2009, 7,616 shares of Common stock with an aggregate fair market value of $437, 56,043 shares of Common and Class B common stock with an aggregate fair market value of $3,212 and 205,428 shares of Common and Class B common stock with an aggregate fair market value of $9,415, respectively, were delivered as payment in lieu of cash for stock option exercises and related tax withholdings.

These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $916, $3,083 and $9,789, for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, there was $1,354 of unrecognized share-based compensation expense related to stock options granted under the 2001 Plan, which is expected to be recognized over a weighted-average period of 1.7 years. At December 31, 2011, there was $55,249 of unrecognized share-based compensation expense related to non-vested (restricted) stock, which is expected to be recognized over a weighted-average period of 10.9 years. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings. Approximately $38,000 of the unrecognized share-based compensation for shares of non-vested (restricted) stock is related to awards granted to our Chief Executive Officer that vest in approximately 11 years upon his attainment of age 82.

Employee Stock Purchase Plan

The Watsco, Inc. Third Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the "ESPP") provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase, through payroll deductions or lump-sum contribution, shares of Common stock with a discount of 5% of the fair market value at specified times. During 2011, 2010 and 2009, employees purchased 8,520, 8,515 and 10,917 shares of Common stock at an average price of $59.44, $51.69 and $38.18 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 5,097, 5,812 and 7,503 additional shares for the years ended December 31, 2011, 2010 and 2009, respectively. We received net proceeds of $829, $757 and $743, respectively, during 2011, 2010 and 2009, for shares of our Common stock issued under the ESPP. At December 31, 2011, 555,059 shares remained available for purchase under the plan.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2011, 2010 and 2009, we issued 27,240, 9,975 and 33,779 shares of Common stock to the plan representing the Common stock discretionary matching contribution of $1,718, $489 and $1,297, respectively.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

8. ACQUISITIONS

Carrier Enterprise Northeast, LLC Joint Venture

On April 29, 2011, we completed the formation of a second joint venture with Carrier to distribute Carrier, Bryant and Payne branded residential, light-commercial and applied-commercial HVAC products and related parts and supplies in the northeast U.S. Carrier contributed 28 of its company-operated northeastern locations to the newly formed joint venture and we contributed 14 of our northeast locations. We purchased a 60% controlling interest in the joint venture for a fair value of $49,229. Total consideration paid by us for our 60% controlling interest in the joint venture was composed of cash consideration of $35,700 and our contribution of 14 northeastern locations valued at $14,769. The final purchase price was subject a $1,240  net working capital adjustment pursuant to the related purchase and contribution agreement.

The purchase price resulted in the recognition of $32,957 in goodwill and intangibles. The fair value of the identified intangible assets was $20,600 and consisted of $13,400 in trade names and distribution rights and $7,200 in customer relationships to be amortized over a 12 year period. The tax basis of the acquired goodwill recognized is  deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $49,229, which represents the fair value of our 60% controlling interest in the joint venture. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 14 locations to the joint venture, $7,708 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $7,061 representing 40% of the difference between the fair value and carrying value of the contributed locations, was recognized as an increase to paid-in capital.

On July 29, 2011, we acquired a 60% controlling interest in Carrier's HVAC/R distribution operations in Mexico for cash consideration of $9,000. Carrier's company-operated Mexico distribution network had revenues of approximately $75,000 in 2010 and operated from seven locations. Products sold include Carrier's complete product line of HVAC equipment and commercial refrigeration products and supplies servicing both the residential and applied commercial markets.

The unaudited pro forma financial information combining our results of operations with the operations of the new 28 locations in the Northeast U.S. and the seven locations in Mexico (collectively, "Carrier Enterprise II") as if the joint venture had been consummated on January 1, 2010 is as follows:

Years ended December 31,	2011	2010
Revenues	$3,073,926	$3,131,069

Net income	138,818	118,194
Less: net income attributable to noncontrolling interest	48,179	35,660

Net income attributable to Watsco, Inc.	$90,639	$82,534

Diluted earnings per share for Common and Class B common stock	$2.75	$2.54

This unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the periods presented until the acquisition date includes adjustments to record income taxes related to our portion of Carrier Enterprise II's income and amortization related to identified intangible assets with finite lives. The unaudited pro forma financial information does not include adjustments to add or remove certain corporate expenses of Carrier Enterprise II, which may not be incurred in future periods, or adjustments for depreciation or synergies that may be realized subsequent to the acquisition date. The unaudited pro forma financial information may not necessarily reflect our future results of operations or what the results of operations would have been had we acquired our 60% controlling interest in and operated Carrier Enterprise II as of the beginning of the periods presented.

Carrier Enterprise, LLC Joint Venture

In July 2009, we completed the formation of Carrier Enterprise I, which is a joint venture between us and Carrier. Carrier contributed to Carrier Enterprise I 95 locations in the U.S. Sunbelt and Puerto Rico and Carrier's export division located in Miami, Florida, and we contributed 15 locations that distributed Carrier products. We purchased a 60% controlling interest in the joint venture for a fair value of $181,474 with options to purchase up to an additional 20% interest from Carrier (10% beginning in July 2012 and an additional 10% in July 2014). Total consideration paid by us for our 60% controlling interest in Carrier Enterprise I was composed of our issuance to Carrier of 2,985,685 shares of Common stock and 94,784 shares of Class B common stock having a fair value of $151,056 and our contribution of 15 locations that sold Carrier-manufactured products valued at $23,217. The final purchase price was subject to $7,201 of working capital adjustments pursuant to the related purchase and contribution agreement.

Based on our valuation we recognized $131,341 in goodwill and intangibles. The fair value of the identified intangible assets was $49,100 and consisted of $32,400 in trade names and distribution rights and $16,700 in customer relationships. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $181,474 which represents the fair value of our 60% controlling interest in Carrier Enterprise I. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise I based on the respective fair values as of July 1, 2009:

Accounts receivable	$186,082
Inventories	125,796
Other current assets	4,253
Property and equipment	10,048
Goodwill	82,241
Intangibles	49,100
Other assets	1,725
Accounts payable and accrued expenses	(163,485)
Other liabilities	(5,403)
Noncontrolling interest	(108,883)

Total purchase price	$181,474

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 15 locations to the joint venture, $12,448 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $10,768 representing 40% of the difference between the fair value and carrying value of the contributed locations was recognized as an increase to paid-in capital.

In August 2009, a capital contribution in the amount of $80,000 was made to Carrier Enterprise I pursuant to the related purchase and contribution agreement. Our share of the contribution totaling $48,000 was made as an additional capital contribution to Carrier Enterprise I in cash. Carrier's share of the contribution totaling $32,000 consisted of inventory. In March 2011, Carrier Enterprise I returned the $80,000 capital contribution made in 2009 using cash on hand. Our share of the return of capital totaled $48,000 and Carrier's share totaled $32,000.

Revenues of $588,065 and net income attributable to Watsco, Inc. of $6,971 were contributed by the new Carrier Enterprise I locations during the year ended December 31, 2009. The unaudited pro forma financial information combining our results of operations with the operations of Carrier Enterprise I as if the joint venture had been consummated on January 1, 2009 is as follows:

Year ended December 31,	2009
Revenues	$2,562,319

Net income	59,874
Less: net income attributable to noncontrolling interest	13,332

Net income attributable to Watsco, Inc.	$46,542

Diluted earnings per share for Common and Class B common stock	$1.44

This unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the period presented until the acquisition date includes adjustments to record income taxes related to our portion of Carrier Enterprise I's income, bank fees paid to amend our $300,000 revolving credit agreement upon the consummation of the joint venture, bank fees paid by Carrier Enterprise I to enter into a secured three-year $75,000 revolving credit agreement and amortization related to identified intangible assets with finite lives. The unaudited pro forma financial information does not include adjustments to remove certain corporate expenses of Carrier Enterprise I, adjustments for depreciation or synergies (primarily related to improved gross profit and lower general and administrative expenses) that may be realized subsequent to the acquisition date. The unaudited pro forma financial information does not necessarily reflect our future results of operations or what the results of operations would have been had we owned and operated Carrier Enterprise I as of the beginning of the period presented.

Other Acquisitions

In April 2010, one of our wholly-owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from two locations in Tennessee for cash consideration of $2,406.

In August 2009, one of our wholly-owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from six locations in Utah for cash consideration of $4,057, net of cash acquired.

The results of operations of these acquired locations have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the April 2010 and August 2009 acquisitions were not deemed significant to the consolidated financial statements.

Transaction costs

Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2011 primarily associated with the closing and transition of Carrier Enterprise II. Approximately $4,800 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2009 primarily associated with the closing and transition of Carrier Enterprise I.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

9. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2009	$303,257
Acquired goodwill	446

Balance at December 31, 2010	303,703
Acquired goodwill	15,737

Balance at December 31, 2011	$319,440

Intangible assets, net consist of:

December 31,	Estimated Useful Lives	2011	2010
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$50,503	$37,963
Finite lived intangible assets:
Customer relationships	10-15 years	29,530	22,120
Trade name	10 years	1,150	—
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(6,186)	(3,825)

Finite lived intangible assets, net		24,863	18,664

		$75,366	$56,627

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses amounted to $2,361, $1,939 and $1,191 for the years ended December 31, 2011, 2010 and 2009, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the consolidated balance sheets is estimated to be as follows at December 31, 2011:

2012	$2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461

Total	$12,396

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

10. SHAREHOLDERS' EQUITY

Common Stock

Common stock and Class B common stock share equally in earnings and are identical in most other respects except (i) Common stock is entitled to one vote on most matters and each share of Class B common stock is entitled to ten votes; (ii) shareholders of Common stock are entitled to elect 25% of the Board of Directors (rounded up to the nearest whole number) and Class B shareholders are entitled to elect the balance of the Board of Directors; (iii) cash dividends may be paid on Common stock without paying a cash dividend on Class B common stock and no cash dividend may be paid on Class B common stock unless at least an equal cash dividend is paid on Common stock and (iv) Class B common stock is convertible at any time into Common stock on a one-for-one basis at the option of the shareholder.

Preferred Stock

We are authorized to issue preferred stock with such designation, rights and preferences as may be determined from time to time by our Board of Directors. Accordingly, the Board of Directors is empowered, without shareholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of our Common stock and Class B common stock and, in certain instances, could adversely affect the market price of this stock. We had no preferred stock outstanding at December 31, 2011 and 2010.

Euronext Listing

In October 2010, we listed our Common stock on the Professional Segment of NYSE Euronext in Paris ("Euronext"). On September 24, 2010, the French Autorité des Marchés Financiers approved the prospectus and correspondingly granted a visa number for admission of our Common stock to listing and trading on Euronext. Our shares began trading on Euronext on October 21, 2010 under the symbol "WSO" and are denominated in Euros on the Paris venue. The cross listing does not alter our share count, capital structure or current stock-listings and is intended to promote additional liquidity for investors as well as provide greater access to our shares in Euro-zone markets and currencies.

Stock Repurchase Plan

In September 1999, our Board of Directors authorized the repurchase, at management's discretion, of up to 7,500,000 shares of common stock in the open market or via private transactions. Shares repurchased under the program are accounted for using the cost method and result in a reduction of shareholders' equity. No shares were repurchased during 2011, 2010 or 2009. In aggregate, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock have been repurchased at a cost of $114,425 since the inception of the program. The repurchase of up to the remaining 1,129,087 shares authorized for repurchase is subject to certain restrictions included in our revolving credit agreements.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

11. FINANCIAL INSTRUMENTS

Recorded Financial Instruments

Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations, borrowings under our revolving credit agreements and debt instruments included in other long-term obligations. At December 31, 2011 and 2010, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.

The fair values of variable rate borrowings under our revolving credit agreements and debt instruments included in long-term obligations also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.

Derivative Financial Instrument

Periodically, we enter into interest rate swap agreements to reduce our exposure to interest rate risk from changing interest rates under our revolving credit agreements. Under the terms of the swap agreements, we agree to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to the notional principal amount. Any differences paid or received on our interest rate swap agreements are recognized as adjustments to interest expense over the life of each swap, thereby adjusting the effective interest rate on the underlying obligation. Financial instruments are not held or issued for trading purposes. In order to obtain hedge accounting treatment, any derivatives used for hedging purposes must be designated as, and effective as, a hedge of an identified risk exposure at the inception of the contract. Changes in the fair value of the derivative contract must be highly correlated with changes in the fair value of the underlying hedged item at inception of the hedge and over the life of the hedge contract. Accordingly, we record all derivative instruments as either assets or liabilities in the consolidated balance sheets at their respective fair values. We record the change in the fair value of a derivative instrument designated as a cash flow hedge in other comprehensive income to the extent the derivative is effective and recognize the change in the consolidated statements of income when the hedged item affects earnings.

We were party to an interest rate swap agreement with a notional amount of $10,000 that matured in October 2011 and was designated as a cash flow hedge. This swap effectively exchanged the variable rate of 30-day LIBOR to a fixed interest rate of 5.07%. During 2011, 2010 and 2009, the hedging relationship was determined to be highly effective in achieving offsetting changes in cash flows.

We were party to an interest rate swap agreement with a notional amount of $10,000 that matured in October 2009 and was designated as a cash flow hedge. This swap effectively exchanged the variable rate of 30-day LIBOR to a fixed interest rate of 5.04%. During 2009, the hedging relationship was determined to be highly effective in achieving offsetting changes in cash flows.

The negative fair value of the derivative financial instrument was $399 at December 31, 2010, and is included, net of accrued interest, in accrued expenses and other current liabilities in the consolidated balance sheet. See Note 12. At December 31, 2010, $238, net of deferred tax benefits of $146, was included in accumulated OCL associated with the cash flow hedge.

The net change in OCL during 2011, 2010 and 2009, reflected the reclassification of $244, net of income tax benefit of $155, $301, net of income tax benefit of $185 and $527, net of income tax benefit of $320, respectively, of unrealized losses from accumulated OCL to current period earnings (recorded in interest expense, net in the consolidated statements of income).

Off-Balance Sheet Financial Instruments

At December 31, 2011 and 2010, we were contingently liable under standby letters of credit aggregating $3,006 and $3,399, respectively, which are primarily used as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. Additionally, at December 31, 2011, we were contingently liable under various standby letters of credit and performance bonds aggregating approximately $5,400 that are used as collateral to cover any contingencies related to our nonperformance to certain customers. We do not expect any material losses to result from the issuance of the standby letters of credit or performance bonds because our obligations under the self-insurance programs and to certain customers will be met in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash investments and accounts receivable. Temporary cash investments are placed with high credit quality financial institutions and we limit the amount of credit exposure to any one financial institution or investment. Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

12. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and the levels of inputs used to measure fair value:

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

Description	Fair Value at December 31, 2010	Fair Value Measurements at December 31, 2010 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$157	$157	—	—

Liabilities:
Derivative financial instrument	$399	—	$399	—

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Available-for-sale securities – the investments are exchange-traded equity securities. Fair values for these investments are based on quoted prices in active markets and are therefore classified within Level 1 of the fair value hierarchy. The fair value of available-for-sale securities is included in other assets in our consolidated balance sheets.

Derivative financial instrument – the derivative is a pay-variable, receive fixed interest rate swap based on 30-day LIBOR. Fair value is based on model-derived valuations using the respective LIBOR rate, which is observed at quoted intervals for the full term of the swap and incorporates adjustments to appropriately reflect our nonperformance risk and the counterparty's nonperformance risk. Therefore, the derivative is classified within Level 2 of the fair value hierarchy. The fair value of the derivative financial instrument is included, net of accrued interest, in accrued expenses and other current liabilities in our consolidated balance sheet. See Note 11, "Derivative Financial Instrument."

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

13. COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse impact to our financial condition or results of operations.

Self-Insurance

Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required. The estimation process contains uncertainty since management must use judgment to estimate the ultimate cost that will be incurred to settle reported claims and unreported claims for incidents incurred but not reported as of the balance sheet date. Reserves in the amounts of $4,631 and $7,295 at December 31, 2011 and 2010, respectively, were established related to such insurance programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.

Variable Interest Entities

As of December 31, 2011, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entities meet the definition of VIEs; however, we do not meet the requirements to include these entities in the consolidated financial statements. The maximum exposure to loss related to our involvement with these entities is limited to approximately $6,100. See "Self-Insurance" above for further information on commitments associated with the insurance programs and Note 11, "Off-Balance Sheet Financial Instruments," for further information on standby letters of credit. As of December 31, 2011, there are no other entities that met the definition of a VIE.

Operating Leases

We are obligated under various non-cancelable operating lease agreements for real property, equipment, vehicles and a corporate aircraft used in our operations with varying terms through 2021. We are committed to pay a portion of the actual operating expenses under certain of these lease agreements. These operating expenses are not included in the table below. Some of these arrangements have free or escalating rent payment provisions. We recognize rent expense under such arrangements on a straight-line basis over the lease term.

At December 31, 2011, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2012	$58,546
2013	48,229
2014	39,078
2015	31,098
2016	21,763
Thereafter	17,816

Total minimum payments	$216,530

Rental expense for the years ended December 31, 2011, 2010 and 2009 was $70,933, $61,835 and $55,502, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 54%, 52% and 41% of all purchases made during 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, approximately $41,000 and $93,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2011, 2010 and 2009 include $23,710, $22,142 and $11,879, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm's-length in the ordinary course of business.

Carrier Enterprise II entered into Transactional Services Agreements ("TSAs") with Carrier, pursuant to which Carrier performs certain business processes on their behalf, including processes involving the use of certain information technologies. The services provided by Carrier pursuant to the TSAs terminate on various dates through April 30, 2012 but may be advanced or extended as agreed upon by the parties. The fees related to these TSAs were $1,139 for the year ended December 31,2011 and are included in selling, general and administrative expenses in our consolidated statements of income. At December 31, 2011, $941 related to these TSAs was payable to Carrier and was included in accrued expenses and other current liabilities in our consolidated balance sheet.

The services previously provided by Carrier pursuant to TSAs with Carrier Enterprise I terminated on various dates throughout 2010. The fees related to these TSAs were $2,177 and $10,808, and are included in selling, general and administrative expenses in our consolidated statements of income for 2010 and 2009, respectively. No amount related to these TSAs was payable to Carrier at December 31, 2010.

A member of our Board of Directors is the Executive Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2011, 2010 and 2009, this firm was paid $59, $63 and $49, respectively, for services performed.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

15. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information was as follows:

Years Ended December 31,	2011	2010	2009
Interest paid	$1,854	$1,348	$1,436
Income taxes net of refunds	$45,137	$37,361	$14,018
Net assets of locations contributed to Carrier Enterprise I and II	$14,769	—	$23,217
Non-cash capital contribution of inventory by noncontrolling interest	—	—	$32,000
Common and Class B common stock issued for Carrier Enterprise I	—	—	$151,056

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

WATSCO, INC. AND SUBSIDIARIES

SELECTED QUARTERLY FINANCIAL DATA

(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2011
Revenues (1)	$534,339	$883,548	$914,039	$645,833	$2,977,759
Gross profit	134,986	213,191	219,407	160,710	728,294
Net income attributable to Watsco, Inc.	$7,500	$36,023	$33,547	$13,380	$90,450

Earnings per share for Common and Class B common stock (2):
Basic	$0.21	$1.09	$1.02	$0.39	$2.75

Diluted	$0.21	$1.09	$1.02	$0.39	$2.74

Year Ended December 31, 2010
Revenues (1)	$509,755	$864,805	$812,787	$657,248	$2,844,595
Gross profit	122,604	201,069	195,541	154,027	673,241
Net income attributable to Watsco, Inc.	$3,833	$35,045	$31,437	$10,445	$80,760

Earnings per share for Common and Class B common stock (2):
Basic	$0.10	$1.08	$0.97	$0.31	$2.49

Diluted	$0.10	$1.08	$0.97	$0.31	$2.49

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, "Watsco," which may be referred to as we, us or our) was incorporated in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies ("HVAC/R") in the HVAC/R distribution industry. At December 31, 2011 we operated from 542 locations in 38 states, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis Of Consolidation

Basis of Consolidation

The consolidated financial statements contained in this report include the accounts of Watsco and all of its wholly-owned subsidiaries and include the accounts of two joint ventures with Carrier Corporation ("Carrier"), in each of which Watsco maintains a 60% controlling interest. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Translation And Transactions
Foreign Currency Translation and Transactions

Our foreign operations generally consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S dollars. Gains or losses resulting from transactions denominated in other currencies are recognized in income at each reporting date.

Use Of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventory and income taxes, reserves related to self-insurance programs and valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents

Cash Equivalents

All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents. Cash equivalents at December 31, 2010 included $10,600 of investment grade municipal securities with put options to the issuer of seven days, which were considered to be cash equivalents for purposes of the consolidated financial statements. Such securities were collateralized by a letter of credit issued by the remarketing agent. At December 31, 2011, no municipal securities were held.

Accounts Receivable And Allowance For Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables due from customers. Our customers are primarily independent contractors and dealers who service the replacement and new construction markets for residential and light commercial central air conditioning, heating and refrigeration systems. We routinely grant credit to customers to facilitate revenue growth and maintain branch locations for product sales and distribution. When determining whether to grant or increase credit, management considers a number of factors, which include creditworthiness, customer payment history and historical experience with the customer and other information. Consistent with industry practices, we normally require payment from our customers within 30 to 45 days. We record our trade receivables at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer's account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. We typically do not require our customers to provide collateral. Accounts receivable reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. The past due status of an account is determined based on stated payment terms. Upon determination that an account is uncollectible, we write off the receivable balance. At December 31, 2011 and 2010, the allowance for doubtful accounts totaled $12,946 and $6,343, respectively. Although we believe the allowance is sufficient, a declining economic environment could lead to the deterioration in the financial condition of our customers, resulting in an impairment of their ability to make payments and additional allowances may be required.

Inventories

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out method. As part of the valuation process, inventory reserves are established to state excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise these estimates of earned vendor rebates based on actual purchase levels. At December 31, 2011 and 2010, we have $6,386 and $6,226, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Marketable Securities

Investments in marketable equity securities of $163 and $157 at December 31, 2011 and 2010, respectively, are included in other assets in our consolidated balance sheets and are classified as available-for-sale. These equity securities are recorded at market using the specific identification method with unrealized holding losses, net of deferred taxes, reported in accumulated other comprehensive loss ("OCL") within shareholders' equity. Dividend and interest income are recognized in the statement of income when earned. At December 31, 2011 and 2010, $352 and $355 of unrealized losses, net of deferred tax benefits of $216 and $217, respectively, was included in accumulated OCL.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than its carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There have been no events or circumstances from the date of our assessment that would impact this conclusion.

Impairment Of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other than Goodwill

Long-lived assets, including intangible assets with finite lives, are tested for recoverability when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. The amount of impairment if any, is measured based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset's carrying value. As of December 31, 2011, there were no such events or circumstances.

Fair Value Measurements

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Assessment of collection is based on a number of factors, including past transactions, creditworthiness of customers, historical trends and other information. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising expense amounted to $25,052, $26,646 and $12,106 for the years ended December 31, 2011, 2010 and 2009, respectively.
Shipping And Handling

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses amounted to $30,234, $25,443 and $14,829 for the years ended December 31, 2011, 2010 and 2009, respectively.

Share-Based Compensation

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

Income Taxes

We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings Per Share

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Derivative Instruments

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in OCL and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 11, "Derivative Financial Instrument."

Comprehensive Income

Comprehensive Income

Comprehensive income presents a measure of all changes in shareholders' equity except for changes resulting from transactions with shareholders in their capacity as shareholders. Our comprehensive income consists of net income, changes in the unrealized losses on available-for-sale securities and the effective portion of cash flow hedges as discussed in Note 11. The components of comprehensive income are as follows:

Years Ended December 31,	2011	2010	2009
Net income	$137,742	$111,722	$51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)

Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259

Comprehensive income attributable to Watsco, Inc.	$90,691	$80,988	$43,618

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Comprehensive Income

Years Ended December 31,	2011	2010	2009
Net income	$137,742	$111,722	$51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)

Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259

Comprehensive income attributable to Watsco, Inc.	$90,691	$80,988	$43,618

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share

Years Ended December 31,	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,045	4,775	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,405	$75,985	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Basic earnings per share for Common and Class B common stock	$2.75	$2.49	$1.42
Allocation of earnings for Basic:
Common stock	$76,574	$68,856	$35,963
Class B common stock	7,831	7,129	4,031

	$84,405	$75,985	$39,994

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,042	4,772	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,408	$75,988	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Effect of dilutive stock options	75,085	111,396	298,162

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	30,753,291	30,578,608	28,521,437

Diluted earnings per share for Common and Class B common stock	$2.74	$2.49	$1.40

Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Schedule Of Property And Equipment

December 31,	2011	2010
Land	$1,388	$1,388
Buildings and improvements	42,408	34,521
Machinery, vehicles and equipment	52,636	48,821
Furniture and fixtures	15,049	13,765

	111,481	98,495
Less: accumulated depreciation and amortization	(72,026)	(67,274)

	$39,455	$31,221

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Income Tax Expense

Years Ended December 31,	2011	2010	2009
U.S. Federal	$50,197	$44,845	$24,308
State	6,338	5,515	2,448
Foreign	315	—	—

	$56,850	$50,360	$26,756

Current	$48,540	$37,635	$24,784
Deferred	8,310	12,725	1,972

	$56,850	$50,360	$26,756

Reconciliation Of Effective Income Tax Rate

Years Ended December 31,	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.1	3.0	2.8
Tax effects on foreign income	(0.1)	—	—

Effective income tax rate attributable to Watsco, Inc.	38.0	38.0	37.8
Taxes attributable to noncontrolling interest	(8.8)	(6.9)	(3.6)

Effective income tax rate	29.2%	31.1%	34.2%

Significant Components Of Current And Long-Term Deferred Tax Assets And Liabilities

December 31,	2011	2010
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,966	$2,183
Allowance for doubtful accounts	1,634	1,122
Other current deferred tax assets	979	845
Self-insurance reserves	769	1,523

Total current deferred tax assets (1)	6,348	5,673

Long-term deferred tax assets:
Share-based compensation	11,688	9,890
Other long-term deferred tax assets	1,021	834
Net operating loss carryforwards	648	1,338
Unrealized loss on derivative instruments	—	152

	13,357	12,214
Valuation allowance	(423)	(1,117)

Total long-term deferred tax assets (2)	12,934	11,097

Long-term deferred tax liabilities:
Deductible goodwill	(46,057)	(37,567)
Depreciation	(2,500)	(20)
Other long-term deferred tax liabilities	(1,141)	(1,142)

Total long-term deferred tax liabilities (2)	(49,698)	(38,729)

Net deferred tax liabilities	$(30,416)	$(21,959)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Change In Gross Unrecognized Tax Benefits

Gross balance at January 1, 2010	$1,990
Additions based on tax positions related to the current year	197
Reductions due to lapse of applicable statute of limitations	(298)

Gross balance at December 31, 2010	1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	$2,424

Share-Based Compensation And Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Summary Of Stock Option Activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2011	493,000	$43.80
Granted	70,000	62.75
Exercised	(126,100)	37.46
Forfeited	(34,000)	49.92
Expired	(17,750)	64.56

Options outstanding at December 31, 2011	385,150	$47.82	2.76	$6,892

Options exercisable at December 31, 2011	150,734	$34.30	1.54	$4,727

Summary Of Non-Vested (Restricted) Stock Activity

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2011	1,872,291	$31.47
Granted	429,602	63.87
Vested	(9,445)	50.71
Forfeited	(30,500)	54.64

Non-vested (restricted) stock outstanding at December 31, 2011	2,261,948	$37.23

Weighted-Average Assumptions Relating To Valuation Of Our Stock Options

Years Ended December 31,	2011	2010	2009
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Carrier Enterprise [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price Allocation

Accounts receivable	$186,082
Inventories	125,796
Other current assets	4,253
Property and equipment	10,048
Goodwill	82,241
Intangibles	49,100
Other assets	1,725
Accounts payable and accrued expenses	(163,485)
Other liabilities	(5,403)
Noncontrolling interest	(108,883)

Total purchase price	$181,474

Schedule Of Unaudited Pro Forma Financial Information From Joint Venture

Year ended December 31,	2009
Revenues	$2,562,319

Net income	59,874
Less: net income attributable to noncontrolling interest	13,332

Net income attributable to Watsco, Inc.	$46,542

Diluted earnings per share for Common and Class B common stock	$1.44

Carrier Enterprise and Carrier Enterprise Northeast [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price Allocation

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]
Business Acquisition [Line Items]
Schedule Of Unaudited Pro Forma Financial Information From Joint Venture

Years ended December 31,	2011	2010
Revenues	$3,073,926	$3,131,069

Net income	138,818	118,194
Less: net income attributable to noncontrolling interest	48,179	35,660

Net income attributable to Watsco, Inc.	$90,639	$82,534

Diluted earnings per share for Common and Class B common stock	$2.75	$2.54

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill

Balance at December 31, 2009	$303,257
Acquired goodwill	446

Balance at December 31, 2010	303,703
Acquired goodwill	15,737

Balance at December 31, 2011	$319,440

Schedule Of Intangible Assets

December 31,	Estimated Useful Lives	2011	2010
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$50,503	$37,963
Finite lived intangible assets:
Customer relationships	10-15 years	29,530	22,120
Trade name	10 years	1,150	—
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(6,186)	(3,825)

Finite lived intangible assets, net		24,863	18,664

		$75,366	$56,627

Schedule Of Future Amortization Expense Related To Finite Lived Intangible Assets

2012	$2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461

Total	$12,396

Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

Description	Fair Value at December 31, 2010	Fair Value Measurements at December 31, 2010 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$157	$157	—	—

Liabilities:
Derivative financial instrument	$399	—	$399	—

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Lease Payments Under Non-Cancelable Operating Leases

2012	$58,546
2013	48,229
2014	39,078
2015	31,098
2016	21,763
Thereafter	17,816

Total minimum payments	$216,530

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Schedule Of Supplemental Cash Flow Information

Years Ended December 31,	2011	2010	2009
Interest paid	$1,854	$1,348	$1,436
Income taxes net of refunds	$45,137	$37,361	$14,018
Net assets of locations contributed to Carrier Enterprise I and II	$14,769	—	$23,217
Non-cash capital contribution of inventory by noncontrolling interest	—	—	$32,000
Common and Class B common stock issued for Carrier Enterprise I	—	—	$151,056

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data [Abstract]
Schedule Of Selected Quarterly Financial Data

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2011
Revenues (1)	$534,339	$883,548	$914,039	$645,833	$2,977,759
Gross profit	134,986	213,191	219,407	160,710	728,294
Net income attributable to Watsco, Inc.	$7,500	$36,023	$33,547	$13,380	$90,450

Earnings per share for Common and Class B common stock (2):
Basic	$0.21	$1.09	$1.02	$0.39	$2.75

Diluted	$0.21	$1.09	$1.02	$0.39	$2.74

Year Ended December 31, 2010
Revenues (1)	$509,755	$864,805	$812,787	$657,248	$2,844,595
Gross profit	122,604	201,069	195,541	154,027	673,241
Net income attributable to Watsco, Inc.	$3,833	$35,045	$31,437	$10,445	$80,760

Earnings per share for Common and Class B common stock (2):
Basic	$0.10	$1.08	$0.97	$0.31	$2.49

Diluted	$0.10	$1.08	$0.97	$0.31	$2.49

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Controlling interest, ownership percentage	60.00%
Number of joint ventures	2
Municipal securities included in cash equivalents		$ 10,600
Allowance for doubtful accounts	12,946	6,343
Capitalized vendor rebates	6,386	6,226
Marketable securities, net unrealized losses	352	355
Marketable securities, deferred tax assets	216	217
Investments in marketable equity securities	163	157
Advertising expense	25,052	26,646	12,106
Selling, general and administrative expenses	529,244	507,669	399,772
Minimum percentage of likelihood of being realized upon ultimate settlement with relevant tax authority	50.00%
Watsco, Inc. [Member]
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	542
Number of states in which entity operates	38
Shipping And Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	$ 30,234	$ 25,443	$ 14,829
Buildings And Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum, in years	3
Estimated useful lives, maximum, in years	40
Other Depreciable Assets [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum, in years	3
Estimated useful lives, maximum, in years	10
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	30
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	45

Summary Of Significant Accounting Policies (Schedule Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Net income	$ 137,742	$ 111,722	$ 51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)
Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259
Comprehensive income attributable to Watsco, Inc.	90,691	80,988	43,618
Changes in unrealized losses on derivative instruments, income tax expense	146	117	205
Changes in unrealized losses on available-for-sale securities, income tax expense (benefit)	$ 3	$ 19	$ (29)

Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Diluted earnings per share, excluded shares having anti-dilutive effect	33,511	129,641	217,832
Class B Common Stock [Member]
Convertible Class B common stock outstanding	2,846,334	2,858,592	2,844,935

Earnings Per Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 10,445		$ 31,437		$ 35,045		$ 3,833		$ 90,450		$ 80,760		$ 43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - basic																	6,045		4,775		3,320
Earnings allocated to Watsco, Inc. shareholders - basic																	84,405		75,985		39,994
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	30,678,206		30,467,212		28,223,275
Basic earnings per share for Common and Class B common stock	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.97	[1]	$ 1.08	[1]	$ 0.1	[1]	$ 2.75	[1]	$ 2.49	[1]	$ 1.42
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock																	6,042		4,772		3,320
Earnings allocated to Watsco, Inc. shareholders - diluted																	84,408		75,988		39,994
Effect of dilutive stock options																	75,085		111,396		298,162
Weighted-average Common and Class B common shares outstanding for diluted earnings per share																	30,753,291		30,578,608		28,521,437
Diluted earnings per share for Common and Class B common stock	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.97	[1]	$ 1.08	[1]	$ 0.1	[1]	$ 2.74	[1]	$ 2.49	[1]	$ 1.4
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	76,574		68,856		35,963
Class B Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 7,831		$ 7,129		$ 4,031

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.

Supplier Concentration (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Supplier Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] Carrier Corporation [Member]	Dec. 31, 2010 Supplier Concentration Risk [Member] Carrier Corporation [Member]	Dec. 31, 2009 Supplier Concentration Risk [Member] Carrier Corporation [Member]
Concentration Risk [Line Items]
Number of key suppliers				4
Percentage of purchases from key suppliers	71.00%	72.00%	66.00%		54.00%	52.00%	41.00%

Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment [Abstract]
Land	$ 1,388	$ 1,388
Buildings and improvements	42,408	34,521
Machinery, vehicles and equipment	52,636	48,821
Furniture and fixtures	15,049	13,765
Property and equipment, gross	111,481	98,495
Less: accumulated depreciation and amortization	(72,026)	(67,274)
Property and equipment, net	39,455	31,221
Depreciation and amortization expense	$ 9,364	$ 8,832	$ 7,342

Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jul. 31, 2009 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2010 Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Unsecured Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2009 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2010 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Swingline Subfacility [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Letter Of Credit Subfacility [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Letter Of Credit Subfacility [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Swing Loan Subfacility [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Ratio Of Total Debt To EBITDA [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Maximum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Minimum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Federal Fund Rate [Member] Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Maximum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Maximum [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Minimum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Minimum [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Revolving credit agreement maximum borrowing capacity			$ 300,000			$ 300,000						$ 125,000	$ 25,000	$ 50,000	$ 5,000	$ 15,000
Revolving credit agreement interest rate description				LIBOR-based rates plus a spread which ranges from 37.5 to 112.5 basis-points				LIBOR-based rates plus a spread which ranges from 275 to 325 basis-points									interest at the higher of the Prime Rate, the Federal Funds Rate plus 50 basis-points or a LIBOR-based rate plus 150 basis-points	LIBOR plus 40 basis-points
Basis points for interest rate																					50	40	275	150	112.5	325	37.5	275
Basis points for commitment fee				8				50											20	7.5
Revolving credit agreement outstanding				20,000	10,000			0			0
Revolving credit agreement maturity date				August 2012
Amendment fee		5,483
Revolving credit agreement, available borrowings capacity							75,000			75,000
Controlling interest, ownership percentage	60.00%
Fee in connection with entering credit agreement									$ 1,212

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Controlling interest, ownership percentage	60.00%
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Percentage of income attributable to joint ventures taxed as partnerships for which income tax expense and effective tax rate calculated	60.00%
Valuation allowance	$ 423	$ 1,117
State and other net operating loss carry forwards	9,491
Gross unrecognized tax benefits	2,424	1,889	1,990
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,773	1,419
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 495	$ 379
Carrier Enterprise And Carrier Enterprise Northeast [Member]
Income Taxes [Line Items]
Controlling interest, ownership percentage	60.00%
Maximum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2031
Minimum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2012

Income Taxes (Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. Federal	$ 50,197	$ 44,845	$ 24,308
State	6,338	5,515	2,448
Foreign	315
Current	48,540	37,635	24,784
Deferred	8,310	12,725	1,972
Income tax expense	$ 56,850	$ 50,360	$ 26,756

Income Taxes (Reconciliation Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	3.10%	3.00%	2.80%
Tax effects on foreign income	(0.10%)
Effective income tax rate attributable to Watsco, Inc.	38.00%	38.00%	37.80%
Taxes attributable to noncontrolling interest	(8.80%)	(6.90%)	(3.60%)
Effective income tax rate	29.20%	31.10%	34.20%

Income Taxes (Significant Components Of Current And Long-Term Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Capitalized inventory costs and inventory reserves	$ 2,966		$ 2,183
Allowance for doubtful accounts	1,634		1,122
Other current deferred tax assets	979		845
Self-insurance reserves	769		1,523
Total current deferred tax assets (1)	6,348	[1]	5,673	[1]
Share-based compensation	11,688		9,890
Other long-term deferred tax assets	1,021		834
Net operating loss carryforwards	648		1,338
Unrealized loss on derivative instruments			152
Total long-term deferred tax assets	13,357		12,214
Valuation allowance	(423)		(1,117)
Total long-term deferred tax assets (2)	12,934	[2]	11,097	[2]
Deductible goodwill	(46,057)		(37,567)
Depreciation	(2,500)		(20)
Other long-term deferred tax liabilities	(1,141)		(1,142)
Total long-term deferred tax liabilities (2)	(49,698)	[2]	(38,729)	[2]
Net deferred tax liabilities	$ (30,416)		$ (21,959)

[1]	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Income Taxes (Change In Gross Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Gross balance at beginning	$ 1,889	$ 1,990
Additions based on tax positions related to the current year	542	197
Reductions due to lapse of applicable statute of limitations	(7)	(298)
Gross balance at ending	$ 2,424	$ 1,889

Share-Based Compensation And Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												127 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Class B Common Stock [Member]	Dec. 31, 2009 Class B Common Stock [Member]	Dec. 31, 2011 ESPP [Member]	Dec. 31, 2010 ESPP [Member]	Dec. 31, 2009 ESPP [Member]	Dec. 31, 2011 2001 Plan [Member]	Dec. 31, 2011 2001 Plan [Member] Minimum [Member]	Dec. 31, 2011 2001 Plan [Member] Maximum [Member]	Dec. 31, 2011 2001 Plan [Member] Common Stock [Member]	Dec. 31, 2011 2001 Plan [Member] Class B Common Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member] Class B Common Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2011 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plan	2
Percent of market price share-based compensation awards granted	100.00%
Aggregate awards, shares							1,500,000			4,000,000
Shares awarded under plan	70,000												1,839,419	1,577,298
Shares reserved for future grant										583,290
Stock options outstanding	385,150	493,000								385,150
Years in which options under 2001 Plan vest, minimum										two
Years in which options under 2001 Plan vest, maximum										five
Weighted-average grant date fair value	$ 12.31	$ 11.45	$ 9.93
Total intrinsic value of stock options exercised	$ 4,724	$ 6,559	$ 11,555
Fair value of stock options vested	475	597	3,750
Weighted-average grant date fair value of non-vested (restricted) stock	$ 63.87	$ 49.43	$ 49.62
Fair value of non-vested stock that vested	672	3,609	1,460
Stock delivered as payment to satisfy tax withholdings, shares	2,527	19,678	601	7,616	56,043	205,428
Stock delivered as payment to satisfy tax withholdings, market value	180	1,155	23	437	3,212	9,415
Obligation to issue non-vested restricted shares							8,520	8,515	10,917
Obligation to issue non-vested restricted shares																58,301
Share-based compensation	6,663	5,175	5,264
Cash received from Common stock issued	4,530	5,285	9,592
Tax benefit realized for the tax deductions from share-based compensation plans	916	3,083	9,789
Unrecognized share-based compensation expense															55,249		38,000	1,354
Weighted-average period for recognition of share-based compensation expense, in years															10.9		11	1.7
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Number of days under which shares to be purchased by employee on such available	90										five	ten
Discount allowed to employees to purchase share	5.00%
Average price of the shares purchased by employees	$ 59.44	$ 51.69	$ 38.18
Additional shares issued that resulted from cash dividends investment in common stock	5,097	5,812	7,503
Net proceeds from shares issued under ESPP							829	757	743
Shares reserved for future grant							555,059
Common stock issued to profit sharing retirement plan, shares	27,240	9,975	33,779
Common stock contribution to 401(k) plan	$ 1,718	$ 489	$ 1,297

Share-Based Compensation And Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Options, Outstanding beginning balance	493,000
Options, Granted	70,000
Options, Exercised	(126,100)
Options, Forfeited	(34,000)
Options, Expired	(17,750)
Options, Outstanding ending balance	385,150
Options, Exercisable	150,734
Weighted-Average Exercise Price, Outstanding beginning balance	$ 43.8
Weighted-Average Exercise Price, Granted	$ 62.75
Weighted-Average Exercise Price, Exercised	$ 37.46
Weighted-Average Exercise Price, Forfeited	$ 49.92
Weighted-Average Exercise Price, Expired	$ 64.56
Weighted-Average Exercise Price, Outstanding ending balance	$ 47.82
Weighted-Average Exercise Price, Exercisable	$ 34.3
Weighted-Average Remaining Contractual Term (in years), Outstanding	2.76
Weighted-Average Remaining Contractual Term (in years), Exercisable	1.54
Aggregate Intrinsic Value, Outstanding	$ 6,892
Aggregate Intrinsic Value, Exercisable	$ 4,727

Share-Based Compensation And Benefit Plans (Summary Of Non-Vested (Restricted) Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 63.87	$ 49.43	$ 49.62
Non-Vested (Restricted) Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	1,872,291
Shares, Granted	429,602
Shares, Vested	(9,445)
Shares, Forfeited	(30,500)
Shares, Non-vested ending balance	2,261,948
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 31.47
Weighted-Average Grant Date Fair Value, Granted	$ 63.87
Weighted-Average Grant Date Fair Value, Vested	$ 50.71
Weighted-Average Grant Date Fair Value, Forfeited	$ 54.64
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 37.23

Share-Based Compensation And Benefit Plans (Weighted-Average Assumptions Relating To Valuation Of Our Stock Options) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation And Benefit Plans [Abstract]
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%

Acquisitions (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended							12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Apr. 29, 2011	Jul. 31, 2009	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2010 Carrier Enterprise Mexico [Member]	Jul. 29, 2011 Carrier Enterprise Mexico [Member]	Jul. 31, 2014 Carrier Enterprise [Member]	Jul. 31, 2012 Carrier Enterprise [Member]	Jul. 31, 2009 Carrier Enterprise [Member]	Dec. 31, 2009 Carrier Enterprise [Member]	Aug. 31, 2009 Carrier Enterprise [Member]	Dec. 31, 2011 Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]	Dec. 31, 2009 Carrier Enterprise Northeast And Carrier Enterprise Mexico [Member]	Jul. 31, 2009 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2011 Customer Relationships [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2011 Tennessee [Member]	Apr. 30, 2010 Tennessee [Member]	Aug. 31, 2009 Utah [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]	Apr. 29, 2011 Noncontrolling Interest [Member]	Apr. 29, 2011 Difference Between Fair Value And Carrying Value [Member] Carrier Enterprise and Carrier Enterprise Northeast [Member]	Jul. 31, 2009 Difference Between Fair Value And Carrying Value [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Carrying Value [Member]	Aug. 31, 2009 Inventory [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Working Capital Adjustments [Member]	Jul. 31, 2009 Common Stock [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Class B Common Stock [Member] Carrier Enterprise [Member]	Jul. 31, 2009 Class B Common Stock [Member]	Aug. 31, 2009 Cash [Member] Carrier Enterprise [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member]
Business Acquisition [Line Items]
Number of locations contributed to joint venture by noncontrolling interest					28								95
Number of locations contributed to joint venture by controlling interest					14								15
Controlling interest		60.00%			60.00%			60.00%					60.00%			60.00%
Controlling interest ownership percentage										60.00%
Purchase price			$ 49,229		$ 49,229								$ 181,474
Cash consideration					35,700					9,000												2,406	4,057
Number of locations acquired									7												2		6
Consideration for contribution of locations in joint venture					14,769	14,769	23,217																		7,708	7,061	10,768	12,448
Approximate net working capital adjustment included in final purchase price						1,240																								7,201
Goodwill and intangibles, purchase price allocation				131,341	32,957
Fair value of acquired intangible assets				49,100	20,600
Identified intangible assets, trade names and distribution rights					13,400								32,400
Identified intangible assets, customer relationships																		16,700		7,200
Finite-lived intangible assets, average useful life, in years																			12
Period available for tax deductions related to acquired goodwill (in years)					15								15
Ownership percentage by noncontrolling owners																									40.00%	40.00%	40.00%	40.00%
Revenues									75,000					588,065
Additional controlling interest purchased, maximum													20.00%
Additional controlling interest purchased											10.00%	10.00%
Number of shares issued to Carrier																															2,985,685	94,784
Fair value of shares issued														151,056																			151,056
Sale of products valued													23,217
Capital contribution made to Carrier Enterprise															80,000
Additional capital contribution made to Capital Enterprise																																		48,000
Capital contribution total	32,000																							32,000					32,000
Net income attributable to Watsco, Inc.														6,971
Secured revolving credit period (in years)																																				3
Revolving credit agreement maximum borrowing capacity																																			300,000
Revolving credit agreement, available borrowings capacity																																					75,000
Transaction costs included in selling, general and administrative expenses																$ 1,200	$ 4,800

Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Apr. 29, 2011	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Jul. 01, 2009 Carrier Enterprise [Member]
Business Acquisition [Line Items]
Cash		$ 5
Accounts receivable		24,300	186,082
Inventories		39,003	125,796
Other current assets		773	4,253
Property and equipment		4,402	10,048
Goodwill		12,357	82,241
Intangibles		20,600	49,100
Other assets		202	1,725
Accounts payable and accrued expenses		(22,894)	(163,485)
Other liabilities			(5,403)
Noncontrolling interest		(29,519)	(108,883)
Total purchase price	$ 49,229	$ 49,229	$ 181,474

Acquisitions (Schedule Of Unaudited Pro Forma Financial Information From Joint Venture) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions [Abstract]
Revenues	$ 3,073,926	$ 3,131,069	$ 2,562,319
Net income	138,818	118,194	59,874
Less: net income attributable to noncontrolling interest	48,179	35,660	13,332
Net income attributable to Watsco, Inc.	$ 90,639	$ 82,534	$ 46,542
Diluted earnings per share for Common and Class B common stock	$ 2.75	$ 2.54	$ 1.44

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Amortization expense related to finite lived intangible assets	$ 2,361	$ 1,939	$ 1,191

Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 303,703	$ 303,257
Acquired goodwill	15,737	446
Goodwill, Ending Balance	$ 319,440	$ 303,703

Goodwill And Other Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Indefinite lived intangible assets	$ 50,503	$ 37,963
Less: accumulated amortization	(6,186)	(3,825)
Finite lived intangible assets, net	24,863	18,664
Intangible assets, net	75,366	56,627
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, minimum, years	10
Finite lived intangible assets, Estimated Useful lives, maximum, years	15
Finite lived intangible assets, gross	29,530	22,120
Trade Name [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10
Finite lived intangible assets, gross	1,150
Non-Compete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7
Finite lived intangible assets, gross	$ 369	$ 369

Goodwill And Other Intangible Assets (Schedule Of Future Amortization Expense Related To Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2012	$ 2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461
Total	$ 12,396

Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 1999
Shareholders' Equity [Line Items]
Cash dividends declared on Common and Class B common stock	$ 73,276	$ 66,028	$ 57,085
Number of preferred stock outstanding	0	0
Number of shares authorized to be repurchased				7,500,000
Number of shares repurchased	0	0	0
Cost of repurchased shares	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087
Common Stock [Member]
Shareholders' Equity [Line Items]
Amount of votes common stock is entitled	one
Percentage of Board entitled to elect	25.00%
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock [Member]
Shareholders' Equity [Line Items]
Amount of votes common stock is entitled	ten
Percentage of Board entitled to elect	75.00%
Treasury stock, shares	48,263	48,263

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011 Interest Rate Swap [Member]	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2010 Cash Flow Hedging [Member]	Dec. 31, 2011 Standby Letters Of Credit [Member]	Dec. 31, 2010 Standby Letters Of Credit [Member]
Financial Instruments [Line Items]
Notional amount				$ 10,000	$ 10,000
Variable rate				30-day LIBOR	30-day LIBOR
Fixed interest rate				5.07%	5.04%
Negative fair value of derivative financial instrument		399
Accumulated other comprehensive loss		238
Deferred tax benefits						146
Reclassification reflected from net change in other comprehensive loss	244	301	527
Derivative financial instruments income tax benefit	155	185	320
Contingent liability							3,006	3,399
Standby letters of credit and performance bonds contingently liable for	5,400
Estimated fair value							$ 0

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 163	$ 157
Derivative financial instrument		399
Number of days for fixed receipt of fixed interest rate swap	30
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	163	157
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instrument		399
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Derivative financial instrument

Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Self-insurance reserves	$ 4,631	$ 7,295
Loss exposed due to involvement with Variable Interest Entities	6,100
Operating leases maximum maturity date	2021
Rental expense	$ 70,933	$ 61,835	$ 55,502

Commitments And Contingencies (Schedule Of Future Minimum Lease Payments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 58,546
2013	48,229
2014	39,078
2015	31,098
2016	21,763
Thereafter	17,816
Total minimum payments	$ 216,530

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions [Abstract]
Percentage of total purchases from Carrier and its affiliates	54.00%	52.00%	41.00%
Amount payable to Carrier Corporation and its affiliates, net of receivables	$ 41,000	$ 93,000
Revenues from sales to Carrier Corporation and its affiliates	23,710	22,142	11,879
Fees related to Transactional Services Agreements with Carrier Corporation	1,139	2,177	10,808
Amount payable to Carrier related to TSA	941
Payment made to Greenberg Traurig, P.A for services performed	$ 59	$ 63	$ 49

Supplemental Cash Flow Information (Schedule Of Supplemental Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise [Member]
Supplemental Cash Flow Information [Line Items]
Interest paid	$ 1,854	$ 1,348	$ 1,436
Income taxes net of refunds	45,137	37,361	14,018
Net assets of locations contributed to Carrier Enterprise and Carrier Enterprise Northeast				14,769	14,769	23,217
Non-cash capital contribution of inventory by noncontrolling interest			32,000
Common and Class B common stock issued for Carrier Enterprise							$ 151,056

Selected Quarterly Financial Data (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected Quarterly Financial Data [Abstract]
Revenues	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 657,248	[1]	$ 812,787	[1]	$ 864,805	[1]	$ 509,755	[1]	$ 2,977,759	[1]	$ 2,844,595	[1]	$ 2,001,815
Gross profit	160,710		219,407		213,191		134,986		154,027		195,541		201,069		122,604		728,294		673,241		480,832
Net income attributable to Watsco, Inc.	$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 10,445		$ 31,437		$ 35,045		$ 3,833		$ 90,450		$ 80,760		$ 43,314
Basic	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 0.31	[2]	$ 0.97	[2]	$ 1.08	[2]	$ 0.1	[2]	$ 2.75	[2]	$ 2.49	[2]	$ 1.42
Diluted	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 0.31	[2]	$ 0.97	[2]	$ 1.08	[2]	$ 0.1	[2]	$ 2.74	[2]	$ 2.49	[2]	$ 1.4

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.